Intangible Assets and Contract Liabilities	12 Months Ended
Dec. 31, 2018
Intangible Assets and Contract Liabilities
Intangible Assets and Contract Liabilities

14) Intangible Assets and Contract Liabilities

(a) Intangible Assets

	Above market	Above market
	time charter	time charter	Total
(U.S. Dollars in thousands)	Tordis Knutsen	Vigdis Knutsen	intangibles
Intangibles, December 31, 2016	$—	$—	$—
Additions	1,468	1,458	2,926
Amortization for the year	(253)	(176)	(429)
Intangibles, December 31, 2017	$1,215	$1,282	$2,497
Additions	—	—	—
Amortization for the year	(304)	(302)	(606)
Intangibles, December 31, 2018	$911	$980	$1,891

The intangible for the above market value of time charter contract associated with the Tordis Knutsen is amortized to time charter revenue on a straight line basis over the remaining term of the contract of approximately 4.8 years as of the acquisition date. The intangible for the above market value of time charter contract associated with the Vigdis Knutsen is amortized to time charter revenue on a straight line basis over the remaining term of the contract of approximately 4.9 years as of the acquisition date. Also see Note 21—Acquisitions.

The estimated future amortization of intangible assets at December 31, 2018 is as follows:

(U.S. Dollars in thousands)
2019	606
2020	606
2021	605
2022	74
Total	$1,891

(b) Contract Liabilities

The unfavorable contractual rights for charters associated with Fortaleza Knutsen and Recife Knutsen were obtained in connection with a step acquisition in 2008 that had unfavorable contractual terms relative to market as of acquisition date. The Fortaleza Knutsen and the Recife Knutsen commenced on their 12 years’ fixed bareboat charters in March 2011 and August 2011, respectively. The unfavorable contract rights related to Fortaleza Knutsen and Recife Knutsen are amortized to bareboat revenues on a straight line basis over the 12 years’ contract period that expires in March 2023 and August 2023, respectively.

	Balance of	Amortization for	Balance of	Amortization for	Balance of
	December 31,	the year ended	December 31,	the year ended	December 31,
(U.S. Dollars in thousands)	2016	December 31, 2017	2017	December 31, 2018	2018
Contract liabilities:
Unfavorable contract rights	$(9,757)	$1,518	$(8,239)	$1,518	$(6,721)
Total amortization income		$1,518		$1,518

Accumulated amortization for contract liabilities was $11,494 and $9,976 as of December 31, 2018 and 2017, respectively.

The amortization of contract liabilities that is classified under time charter and bareboat revenues for the next five years is expected to be as follows:

					2023
(U.S. Dollars in thousands)	2019	2020	2021	2022	and thereafter
Contract liabilities:
Unfavorable contract rights	$(1,518)	$(1,518)	$(1,518)	$(1,518)	$(649)